FIXED ASSETS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Assets retirement				CAD 107,749
Fixed assets, gross				153,455	$ 1,285,766
Less: accumulated depreciation				(15,331)	(9,462)
Fixed assets, net		$ 138,124			1,276,304
Computer [Member]
Property, Plant and Equipment [Line Items]
Assets retirement				5,868	4,424
Estimated useful lives	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets retirement				14,711	14,711
Estimated useful lives	5 years	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Assets retirement				CAD 25,127	25,127
Estimated useful lives	5 years	5 years
Building [Member]
Property, Plant and Equipment [Line Items]
Assets retirement					1,089,415
Land [Member]
Property, Plant and Equipment [Line Items]
Assets retirement					108,974
Mill Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets retirement					$ 43,115
Estimated useful lives		5 years